Securities Sold Under Agreements To Repurchase And Collateral Pledged By Company (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Securities Sold Under Agreements To Repurchase [Abstract]
Gross amounts of recognized liabilities	$ 453,053	$ 338,133
Gross amounts offset in the statement of Condition	0	0
Net amounts of liabilities presented in the Statement of Condition	453,053	338,133
Offsetting securities purchased under agreements to resell	(1,628)	(537)
Securities Collateral	(451,414)	(337,523)
Net amount	$ 11	$ 73